Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	PROSPECTOR FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001402472
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund | Prospector Capital Appreciation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAFX
Prospector Opportunity Fund (Prospectus Summary) | Prospector Opportunity Fund | Prospector Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POPFX